Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	DELAWARE POOLED TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000875352
Amendment Flag	dei_AmendmentFlag	false
Prospectus #1
Prospectus [Line Items]	rr_ProspectusLineItems
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #1 | Macquarie Large Cap Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Large Cap Value Portfolio seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in securities of large-capitalization companies that the Manager believes have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. The Manager follows a value-oriented investment philosophy in selecting stocks for the Portfolio using a research-intensive approach that considers factors such as: security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company; favorable earning prospects and dividend yield; the financial condition of the issuer; and various qualitative factors. Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash-flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis.

Under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of large-capitalization companies (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Manager may evaluate, among other things, the factors listed above, the condition of the US economy, the condition of non-US economies, and changes in the condition and outlook in the issuer’s industry sector.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio invests primarily in securities of large-capitalization companies that the Manager believes have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. The Manager follows a value-oriented investment philosophy in selecting stocks for the Portfolio using a research-intensive approach that considers factors such as: security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company; favorable earning prospects and dividend yield; the financial condition of the issuer; and various qualitative factors. Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash-flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis.
Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Closing	rr_RiskClosingTextBlock

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Large Cap Value Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/mip.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarieim.com/mip
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Macquarie Large Cap Value Portfolio’s highest quarterly return was 15.38% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.63% for the quarter ended March 31, 2020.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Prospectus #1 | Macquarie Large Cap Value Portfolio | Russell 1000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	2.80%
5 years	rr_AverageAnnualReturnYear05	9.74%
10 years or lifetime	rr_AverageAnnualReturnYear10	10.50%
Prospectus #1 | Macquarie Large Cap Value Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	254
5 years	rr_ExpenseExampleYear05	452
10 years	rr_ExpenseExampleYear10	$ 1,024
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Macquarie Large Cap Value Portfolio)
2011	rr_AnnualReturn2011	10.46%
2012	rr_AnnualReturn2012	15.32%
2013	rr_AnnualReturn2013	33.13%
2014	rr_AnnualReturn2014	14.23%
2015	rr_AnnualReturn2015	(0.74%)
2016	rr_AnnualReturn2016	14.64%
2017	rr_AnnualReturn2017	13.69%
2018	rr_AnnualReturn2018	(2.64%)
2019	rr_AnnualReturn2019	20.14%
2020	rr_AnnualReturn2020	0.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.63%)
1 year	rr_AverageAnnualReturnYear01	0.06%
5 years	rr_AverageAnnualReturnYear05	8.81%
10 years or lifetime	rr_AverageAnnualReturnYear10	11.36%
Prospectus #1 | Macquarie Large Cap Value Portfolio | DPT Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(0.41%)
5 years	rr_AverageAnnualReturnYear05	5.24%
10 years or lifetime	rr_AverageAnnualReturnYear10	9.03%
Prospectus #1 | Macquarie Large Cap Value Portfolio | DPT Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	0.36%
5 years	rr_AverageAnnualReturnYear05	6.69%
10 years or lifetime	rr_AverageAnnualReturnYear10	9.18%
Prospectus #1 | Macquarie Labor Select International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Labor Select International Equity Portfolio seeks maximum long-term total return.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Portfolio will primarily invest in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the US, and which, in the opinion of the Portfolio’s portfolio managers, are undervalued at the time of purchase based on the rigorous fundamental analysis that the portfolio managers employ. In addition to following these quantitative guidelines, the Sub-advisor will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-US issuers. This policy is in addition to the 80% Policy.

In selecting portfolio securities, the portfolio managers emphasize strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities include, but are not limited to, common stocks, securities convertible into common stocks, securities having common stock characteristics, such as rights and warrants to purchase common stocks, and preferred shares. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be US dollars or foreign currency, including the euro) or may invest in short-term debt securities or other money market instruments. Except when a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments.

From time to time, the Portfolio may invest up to 30% of its net assets in securities of issuers in the commercial banking industry; to the extent the Portfolio invests 30% of its net assets in such securities, it may be slightly more sensitive to movement in the commercial banking industry.

The portfolio managers’ approach in selecting investments for the Portfolio is primarily quantitatively oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the portfolio managers identify those stocks that they believe will provide the highest total return over a market cycle, taking into consideration the movement in the price of the individual security, the impact of currency adjustment on a US-domiciled, dollar-based investor, and the investment guidelines described below. The portfolio managers conduct extensive fundamental research on a global basis, and it is through this research effort that securities with the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value-oriented dividend discount methodology applied to individual securities and market analysis that isolates value across country boundaries. The portfolio managers’ approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made.

Supplementing the portfolio managers’ quantitative approach to stock selection, the portfolio managers also attempt to follow certain qualitative investment guidelines that seek to identify issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor. These qualitative investment guidelines include country screens, as well as additional issuer-specific criteria. The country screens require that the securities are of companies domiciled in those countries that are included in the MSCI EAFE (Europe, Australasia, and Far East) Index and Canada. Nations that are currently in this Index include, among others, Japan, the United Kingdom, Germany, France, and the Netherlands. In addition, the Portfolio will tend to favor investments in issuers located in those countries that the portfolio managers perceive as enjoying favorable relations with the US. Pursuant to the Portfolio’s issuer-specific criteria, the Portfolio will: (1) invest only in companies that are publicly traded; (2) focus on companies that show, in the portfolio managers’ opinion, evidence of pursuing fair labor practices; (3) focus on companies that have not been subject to penalties or tariffs imposed by applicable US government agencies for unfair trade practices within the previous two years; and (4) not invest in initial public offerings. Evidence of pursuing fair labor practices would include whether a company has demonstrated patterns of noncompliance with applicable labor or health and safety laws. The qualitative labor sensitivity factors that the portfolio managers will utilize in selecting securities will vary over time, and will be solely in the portfolio managers’ discretion.

The portfolio managers do not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the portfolio managers may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%.

Currency considerations carry a special risk for a portfolio of international securities, and the portfolio managers use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry out hedging activities, and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio will primarily invest in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the US, and which, in the opinion of the Portfolio’s portfolio managers, are undervalued at the time of purchase based on the rigorous fundamental analysis that the portfolio managers employ. In addition to following these quantitative guidelines, the Sub-advisor will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.
Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Foreign government/supranational securities risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Geographic focus risk — To the extent that it focuses its investments in a particular country or geographic region, a portfolio may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a portfolio may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Closing	rr_RiskClosingTextBlock

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Labor Select International Equity Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/mip.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarieim.com/mip
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Macquarie Labor Select International Equity Portfolio’s highest quarterly return was 17.80% for the quarter ended Dec. 31, 2020, and its lowest quarterly return was -26.87% for the quarter ended March 31, 2020.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Prospectus #1 | Macquarie Labor Select International Equity Portfolio | MSCI EAFE Index (net returns)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	7.82%
5 years	rr_AverageAnnualReturnYear05	7.45%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.51%
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | MSCI EAFE Index (gross returns)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	8.28%
5 years	rr_AverageAnnualReturnYear05	7.97%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.00%
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPDEX
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DELPX
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	$ 1,061
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Macquarie Labor Select International Equity Portfolio)
2011	rr_AnnualReturn2011	(4.03%)
2012	rr_AnnualReturn2012	7.82%
2013	rr_AnnualReturn2013	22.28%
2014	rr_AnnualReturn2014	(3.55%)
2015	rr_AnnualReturn2015	(3.84%)
2016	rr_AnnualReturn2016	3.02%
2017	rr_AnnualReturn2017	21.70%
2018	rr_AnnualReturn2018	(12.26%)
2019	rr_AnnualReturn2019	18.48%
2020	rr_AnnualReturn2020	(5.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.87%)
1 year	rr_AverageAnnualReturnYear01	(5.80%)
5 years	rr_AverageAnnualReturnYear05	4.19%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.72%
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(6.32%)
5 years	rr_AverageAnnualReturnYear05	3.54%
10 years or lifetime	rr_AverageAnnualReturnYear10	2.98%
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(2.68%)
5 years	rr_AverageAnnualReturnYear05	3.44%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.00%
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPEMX
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPEGX
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPHYX
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DCPFX
Prospectus #1 | Macquarie Emerging Markets Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Emerging Markets Portfolio seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Macquarie Emerging Markets Portfolio is an international fund. The Portfolio generally invests in equity securities of companies organized in, having a majority of their assets in, or deriving a majority of their operating income from, emerging countries. Equity securities include, but are not limited to, common stocks, preferred stocks, convertible securities, certain nontraditional equity securities, and warrants. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments of emerging market issuers (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-US issuers. This policy is in addition to the 80% Policy.

The Portfolio considers an “emerging country” to be any country that is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations as developing. In addition, any country that is included in the International Finance Corporation Free Index or MSCI Emerging Markets Index will be considered to be an “emerging country.” There are more than 130 countries that are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Almost every nation in the world is included within this group of developing or emerging countries except the US, Canada, Japan, Australia, New Zealand, and nations located in Western Europe.

The Portfolio will focus its investments in those emerging countries where the Portfolio’s portfolio managers consider the economies to be developing strongly and where the markets are becoming more sophisticated. Currently, investing in many other emerging countries is not feasible, or may, in the portfolio managers’ opinion, involve unacceptable political risks. The portfolio managers believe that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic, or financial developments that could benefit the capital markets in such countries.

In considering possible emerging countries in which the Portfolio may invest, the portfolio managers will place particular emphasis on factors such as economic conditions (including growth trends, inflation rates, and trade balances), regulatory and currency controls, accounting standards, and political and social conditions. The portfolio managers currently anticipate that the countries in which the Portfolio may invest will include, among others, Argentina, Brazil, Chile, China, Colombia, Croatia, the Czech Republic, Egypt, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Jordan, Kazakhstan, Kenya, Malaysia, Mexico, Morocco, North Korea, Pakistan, Panama, Peru, the Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Ukraine, United Arab Emirates, Venezuela, Vietnam, and Zimbabwe. As markets in other emerging countries develop, the portfolio managers expect to expand and further diversify the countries in which the Portfolio invests.

Although this is not an exhaustive list, the portfolio managers consider an emerging country equity security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) its principal securities trading market is in an emerging country, as defined above; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (3) it is organized under the laws of, and has a principal office in, an emerging country. The portfolio managers will determine eligibility based on publicly available information and inquiries made of the companies.

The Portfolio may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, including the euro. For temporary defensive purposes, the Portfolio may invest all or a substantial portion of its assets in high-quality debt instruments.

Currency considerations carry a special risk for a portfolio of international securities. The portfolio managers use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Macquarie Emerging Markets Portfolio is an international fund. The Portfolio generally invests in equity securities of companies organized in, having a majority of their assets in, or deriving a majority of their operating income from, emerging countries. Equity securities include, but are not limited to, common stocks, preferred stocks, convertible securities, certain nontraditional equity securities, and warrants. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.
Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Foreign government/supranational securities risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Geographic focus risk — To the extent that it focuses its investments in a particular country or geographic region, a portfolio may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a portfolio may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

Industry and Sector risk — The risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Closing	rr_RiskClosingTextBlock

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Emerging Markets Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/mip.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarieim.com/mip
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Macquarie Emerging Markets Portfolio’s highest quarterly return was 17.70% for the quarter ended Dec. 31, 2020, and its lowest quarterly return was -26.20% for the quarter ended March 31, 2020.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Prospectus #1 | Macquarie Emerging Markets Portfolio | MSCI Emerging Markets Index (net returns)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	18.31%
5 years	rr_AverageAnnualReturnYear05	12.81%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.63%
Prospectus #1 | Macquarie Emerging Markets Portfolio | MSCI Emerging Markets Index (gross returns)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	18.69%
5 years	rr_AverageAnnualReturnYear05	13.22%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.00%
Prospectus #1 | Macquarie Emerging Markets Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.45%)	[2]
Purchase reimbursement fees(1)	rr_ExchangeFeeOverRedemption	0.40%	[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	$ 214
3 years	rr_ExpenseExampleYear03	492
5 years	rr_ExpenseExampleYear05	791
10 years	rr_ExpenseExampleYear10	1,642
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	442
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	738
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,577
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Macquarie Emerging Markets Portfolio)
2011	rr_AnnualReturn2011	(11.86%)
2012	rr_AnnualReturn2012	21.94%
2013	rr_AnnualReturn2013	(7.58%)
2014	rr_AnnualReturn2014	(0.86%)
2015	rr_AnnualReturn2015	(16.35%)
2016	rr_AnnualReturn2016	8.80%
2017	rr_AnnualReturn2017	26.57%
2018	rr_AnnualReturn2018	(13.63%)
2019	rr_AnnualReturn2019	16.86%
2020	rr_AnnualReturn2020	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.20%)
1 year	rr_AverageAnnualReturnYear01	11.20%
5 years	rr_AverageAnnualReturnYear05	9.10%
10 years or lifetime	rr_AverageAnnualReturnYear10	2.45%
Prospectus #1 | Macquarie Emerging Markets Portfolio | DPT Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	11.10%
5 years	rr_AverageAnnualReturnYear05	8.52%
10 years or lifetime	rr_AverageAnnualReturnYear10	1.65%
Prospectus #1 | Macquarie Emerging Markets Portfolio | DPT Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	7.05%
5 years	rr_AverageAnnualReturnYear05	7.18%
10 years or lifetime	rr_AverageAnnualReturnYear10	1.95%
Prospectus #1 | Macquarie Emerging Markets Portfolio II
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Emerging Markets Portfolio II seeks long-term capital appreciation.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those encompassed in the MSCI Emerging Markets Index and those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. The Portfolio may invest more than 25% of its assets in the securities of any one country. This is typically seen in countries that make up a significant portion of the benchmark. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change. The Portfolio may invest in companies of any size.

Although the Portfolio invests primarily in companies from countries considered to be emerging, the Portfolio will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Portfolio.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security.

The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those encompassed in the MSCI Emerging Markets Index and those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. The Portfolio may invest more than 25% of its assets in the securities of any one country. This is typically seen in countries that make up a significant portion of the benchmark. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change. The Portfolio may invest in companies of any size.
Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Foreign government/supranational securities risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Geographic focus risk — To the extent that it focuses its investments in a particular country or geographic region, a portfolio may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Closing	rr_RiskClosingTextBlock

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Emerging Markets Portfolio II performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/mip.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarieim.com/mip
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Macquarie Emerging Markets Portfolio II’s highest quarterly return was 27.25% for the quarter ended June 30, 2020, and its lowest quarterly return was -25.68% for the quarter ended March 31, 2020.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Prospectus #1 | Macquarie Emerging Markets Portfolio II | MSCI Emerging Markets Index (net returns)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	18.31%
5 years	rr_AverageAnnualReturnYear05	12.81%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.63%
Prospectus #1 | Macquarie Emerging Markets Portfolio II | MSCI Emerging Markets Index (gross returns)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	18.69%
5 years	rr_AverageAnnualReturnYear05	13.22%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.00%
Prospectus #1 | Macquarie Emerging Markets Portfolio II | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	417
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	$ 1,632
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Macquarie Emerging Markets Portfolio II)
2011	rr_AnnualReturn2011	(19.58%)
2012	rr_AnnualReturn2012	14.42%
2013	rr_AnnualReturn2013	10.47%
2014	rr_AnnualReturn2014	(6.71%)
2015	rr_AnnualReturn2015	(17.01%)
2016	rr_AnnualReturn2016	11.81%
2017	rr_AnnualReturn2017	44.46%
2018	rr_AnnualReturn2018	(15.82%)
2019	rr_AnnualReturn2019	27.66%
2020	rr_AnnualReturn2020	30.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.68%)
1 year	rr_AverageAnnualReturnYear01	30.03%
5 years	rr_AverageAnnualReturnYear05	17.68%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.91%
Prospectus #1 | Macquarie Emerging Markets Portfolio II | DPT Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	28.41%
5 years	rr_AverageAnnualReturnYear05	16.86%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.14%
Prospectus #1 | Macquarie Emerging Markets Portfolio II | DPT Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	18.44%
5 years	rr_AverageAnnualReturnYear05	14.26%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.53%
Prospectus #1 | Macquarie High Yield Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie High Yield Bond Portfolio seeks high total return.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Portfolio will primarily invest its assets at the time of purchase in: (1) below investment grade corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO; (2) securities issued or guaranteed by the US government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody’s or that may be unrated but considered to be of comparable quality. Of these categories of securities, the Manager anticipates investing primarily in corporate bonds. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and that may be speculative. The Portfolio may invest up to 40% of its net assets in foreign securities; however, the Portfolio’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Portfolio’s net assets, and investments in emerging market securities will be limited to 20% of the Portfolio’s net assets. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager’s opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

High yield, fixed income securities, or high yield bonds, are generally considered to be those rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another NRSRO. The Portfolio will generally focus its investments on bonds in the BB/Ba or B/B ratings categories and in unrated bonds of similar quality.

With respect to US government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the US government, and those of its agencies or instrumentalities that are backed by the full faith and credit of the US.

The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective.

The Portfolio may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Portfolio’s limit on investments in illiquid investments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio will primarily invest its assets at the time of purchase in: (1) below investment grade corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO; (2) securities issued or guaranteed by the US government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody’s or that may be unrated but considered to be of comparable quality. Of these categories of securities, the Manager anticipates investing primarily in corporate bonds. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and that may be speculative. The Portfolio may invest up to 40% of its net assets in foreign securities; however, the Portfolio’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Portfolio’s net assets, and investments in emerging market securities will be limited to 20% of the Portfolio’s net assets. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager’s opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments.
Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Bank loans and other direct indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Foreign government/supranational securities risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Rule 144A securities risk — The Portfolio may invest in Rule 144A Securities, which are securities that are normally purchased pursuant to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and are subject to legal restrictions on resale. Because there may be relatively few potential purchasers for Rule 144A Securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the market for Rule 144A Securities is typically less active than the market for publicly-traded securities. Rule 144A Securities carry the risk that their liquidity may become impaired and a portfolio may be unable to dispose of the securities promptly or at reasonable prices. At times, it may also be more difficult to determine the fair value of Rule 144A Securities for purposes of computing a portfolio’s NAV due to the absence of an active trading market. There can be no assurance that a Rule 144A Security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a portfolio.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

Industry and Sector risk — The risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.

Active management and selection risk — The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Closing	rr_RiskClosingTextBlock

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie High Yield Bond Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/mip.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarieim.com/mip
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Macquarie High Yield Bond Portfolio’s highest quarterly return was 9.43% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.49% for the quarter ended March 31, 2020.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* Formerly known as the ICE BofAML US High Yield Constrained Index.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Prospectus #1 | Macquarie High Yield Bond Portfolio | ICE BofA US High Yield Constrained Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	6.07%
5 years	rr_AverageAnnualReturnYear05	8.42%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.61%
Prospectus #1 | Macquarie High Yield Bond Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	200
5 years	rr_ExpenseExampleYear05	352
10 years	rr_ExpenseExampleYear10	$ 794
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Macquarie High Yield Bond Portfolio)
2011	rr_AnnualReturn2011	3.43%
2012	rr_AnnualReturn2012	17.78%
2013	rr_AnnualReturn2013	9.21%
2014	rr_AnnualReturn2014	0.46%
2015	rr_AnnualReturn2015	(4.98%)
2016	rr_AnnualReturn2016	13.43%
2017	rr_AnnualReturn2017	7.62%
2018	rr_AnnualReturn2018	(4.41%)
2019	rr_AnnualReturn2019	15.12%
2020	rr_AnnualReturn2020	7.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.49%)
1 year	rr_AverageAnnualReturnYear01	7.51%
5 years	rr_AverageAnnualReturnYear05	7.63%
10 years or lifetime	rr_AverageAnnualReturnYear10	6.25%
Prospectus #1 | Macquarie High Yield Bond Portfolio | DPT Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	3.50%
5 years	rr_AverageAnnualReturnYear05	4.56%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.48%
Prospectus #1 | Macquarie High Yield Bond Portfolio | DPT Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.43%
5 years	rr_AverageAnnualReturnYear05	4.51%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.61%
Prospectus #1 | Macquarie Core Plus Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Core Plus Bond Portfolio seeks maximum long-term total return, consistent with reasonable risk.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Portfolio allocates its investments principally among the following three sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, and the international sector. Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Manager will determine how much of the Portfolio to allocate to each of the three sectors, based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the three sectors. The Manager will periodically reallocate the Portfolio’s assets, as deemed necessary. The relative proportion of the Portfolio’s assets to be allocated among sectors is described below.

•US investment grade sector Under normal circumstances, between 50% and 100% of the Portfolio’s total assets will be invested in the US investment grade sector. In managing the Portfolio’s assets allocated to the US investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the US government, its agencies, or instrumentalities, and by US corporations. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Portfolio may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities that have been established or sponsored by the US government.

The US investment grade sector of the Portfolio’s assets may also be invested in mortgage-backed securities (MBS) issued or guaranteed by the US government, its agencies, or instrumentalities or by government-sponsored corporations. Other MBS in which the Portfolio may invest are issued by certain private, nongovernment entities. Subject to the quality limitations, the Portfolio may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Portfolio within this sector will be rated in one of the four highest rating categories or will be unrated securities that the Manager determines are of comparable quality.

•US high yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the high yield sector. The Manager will invest the Portfolio’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody’s, or similarly rated by another NRSRO.

•International sector The Portfolio may invest up to 30% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Portfolio’s total non-US dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Portfolio’s investments in emerging markets securities will be limited to no more than 15% of the Portfolio’s net assets.

The Portfolio may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Portfolio may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Portfolio will use derivatives for both hedging and nonhedging purposes. For example, the Portfolio may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Portfolio will not use derivatives for reasons inconsistent with its investment objective.

The Portfolio may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Portfolio’s limit on investments in illiquid investments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio allocates its investments principally among the following three sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, and the international sector. Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.
Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Bank loans and other direct indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yield risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Foreign government/supranational securities risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a portfolio may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain portfolio transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a portfolio to be more volatile than if it had not been leveraged, which may result in increased losses to the portfolio.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Closing	rr_RiskClosingTextBlock

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Core Plus Bond Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/mip.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarieim.com/mip
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Macquarie Core Plus Bond Portfolio’s highest quarterly return was 6.97% for the quarter ended June 30, 2020, and its lowest quarterly return was -2.84% for the quarter ended June 30, 2013.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Prospectus #1 | Macquarie Core Plus Bond Portfolio | Bloomberg Barclays US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	7.51%
5 years	rr_AverageAnnualReturnYear05	4.44%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.84%
Prospectus #1 | Macquarie Core Plus Bond Portfolio | DPT Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	181
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	$ 758
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Macquarie Core Plus Bond Portfolio)
2011	rr_AnnualReturn2011	782.00%
2012	rr_AnnualReturn2012	6.50%
2013	rr_AnnualReturn2013	(1.13%)
2014	rr_AnnualReturn2014	5.92%
2015	rr_AnnualReturn2015	(0.17%)
2016	rr_AnnualReturn2016	2.90%
2017	rr_AnnualReturn2017	4.91%
2018	rr_AnnualReturn2018	(1.63%)
2019	rr_AnnualReturn2019	10.88%
2020	rr_AnnualReturn2020	11.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.84%)
1 year	rr_AverageAnnualReturnYear01	11.25%
5 years	rr_AverageAnnualReturnYear05	5.55%
10 years or lifetime	rr_AverageAnnualReturnYear10	4.63%
Prospectus #1 | Macquarie Core Plus Bond Portfolio | DPT Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	8.41%
5 years	rr_AverageAnnualReturnYear05	3.68%
10 years or lifetime	rr_AverageAnnualReturnYear10	3.17%
Prospectus #1 | Macquarie Core Plus Bond Portfolio | DPT Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	6.82%
5 years	rr_AverageAnnualReturnYear05	3.46%
10 years or lifetime	rr_AverageAnnualReturnYear10	2.97%
Prospectus #2
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPREX
Prospectus #2 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPRCX
Prospectus #2 | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPRRX
Prospectus #2 | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPRSX
Prospectus #2 | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPRDX
Prospectus #2 | Delaware Global Listed Real Assets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Global Listed Real Assets Fund seeks total return, which is targeted to be in excess of inflation, through growth of capital and current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in listed real assets securities, which includes the following categories:

•Real Estate Securities (such as Real estate investment trusts (REITs), Real estate operating companies (REOCs), mortgage-backed securities);

•Infrastructure Securities (including master limited partnerships (MLPs));

•Natural Resources Securities; and

•Inflation-Linked Securities (collectively, “Real Assets Securities”).

See the section of the Prospectus entitled “Our principal investment strategies” for a description of Real Estate Securities, Infrastructure Securities, Natural Resources Securities, and Inflation-Linked Securities.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Real Assets Securities (80% policy). The Fund will invest at least 30% of its net assets in foreign securities, including emerging markets issuers. The Fund may purchase both equity and fixed income securities. The Fund may invest in securities of companies or issuers of any size market capitalization.

The Fund will allocate strategy assets across multiple sleeves that will invest in liquid, listed real assets securities that are both tangible and intangible. Sleeves include inflation- linked global listed infrastructure which consists of listed infrastructure equity securities, global real estate which consists of listed real estate securities including REITs, global natural resources which consists of listed natural resource equity securities, global inflation-linked fixed income which consists of Treasury inflation-protected securities (TIPS) and developed market inflation-linked fixed income securities, and opportunistic fixed income which consist of high yield and securitized fixed income securities.

The Fund invests in natural resources including precious metals, among other resources. In addition to derivatives, the Fund may gain exposure to precious metals through equity securities of precious metals companies as well as ETFs.

The Fund may invest in commercial mortgage-backed securities, non-agency residential mortgages, and select asset-backed securities. Such securities and mortgages are anticipated to be investment grade.

Within the fixed income securities in which the Fund invests, the structured products will typically have an average credit rating of BBB- and an average duration of seven years. The Fund may also invest in high yield (junk) bonds. The corporate bond securities will typically be below investment grade with an average duration of approximately five years.

The Fund may employ leverage, such as by entering into reverse repurchase transactions, to attempt to take advantage of or increase the total return of attractive investment opportunities.

The Fund may invest in securities of foreign companies or governments or supranational entities to achieve its investment objectives.

The Fund will invest no more than 15% of the portfolio’s holdings in MLPs. The MLPs in which the Fund invests will not include general partnership interests.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Fund's sub- advisor, uses a dynamic asset-allocation framework to determine the proportion of the Fund’s assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs). If applicable, the derivatives and ETFs within the tactical / completion sleeve will also be counted towards the asset classes noted above.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL, and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Real Assets Securities (80% policy). The Fund will invest at least 30% of its net assets in foreign securities, including emerging markets issuers. The Fund may purchase both equity and fixed income securities. The Fund may invest in securities of companies or issuers of any size market capitalization.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real assets industries risk — The risk that the value of a fund’s shares will be affected by factors particular to Real Assets Securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Commodity-related investments risk — The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however they will consider holding commodity ETFs in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.

Forward foreign currency risk — The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Gold and other precious metals risk — Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals.

Infrastructure risk — Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure and other markets.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the types of instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Natural resources risk — The market value of Natural Resources Securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in Natural Resources Securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.

MLP risk — The risk related to the Fund’s investment in MLPs. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.

Active trading risk — The risk that active management will increase the expenses of the Fund because of brokerage charges, spreads, or mark-up charges. Active trading could raise transaction costs, thereby lowering the Fund’s returns, and could generate taxes for shareholders on realized investment gains.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Risk Closing	rr_RiskClosingTextBlock

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may not be appropriate for all investors.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Global Listed Real Assets Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.23% for the quarter ended Dec. 31, 2011, and its lowest quarterly return was -21.27% for the quarter ended March 31, 2020.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2020
Prospectus #2 | Delaware Global Listed Real Assets Fund | Bloomberg Barclays Global Inflation-Linked Total Return Index Value Hedged USD
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (primary benchmark)
1 year	rr_AverageAnnualReturnYear01	9.46%
5 years	rr_AverageAnnualReturnYear05	6.25%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.25%
Prospectus #2 | Delaware Global Listed Real Assets Fund | The Global Listed Real Assets Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (secondary benchmark)	[7]
1 year	rr_AverageAnnualReturnYear01	2.16%	[7]
5 years	rr_AverageAnnualReturnYear05	7.25%	[7]
10 years or lifetime	rr_AverageAnnualReturnYear10	4.78%	[7]
Prospectus #2 | Delaware Global Listed Real Assets Fund | S&P Global Infrastructure Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (net) (secondary benchmark)
1 year	rr_AverageAnnualReturnYear01	(6.49%)
5 years	rr_AverageAnnualReturnYear05	6.94%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.56%
Prospectus #2 | Delaware Global Listed Real Assets Fund | FTSE EPRA Nareit Developed Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (net) (secondary benchmark)
1 year	rr_AverageAnnualReturnYear01	(9.04%)
5 years	rr_AverageAnnualReturnYear05	3.74%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.44%
Prospectus #2 | Delaware Global Listed Real Assets Fund | S&P Global Natural Resources Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (net) (secondary benchmark)
1 year	rr_AverageAnnualReturnYear01	(0.05%)
5 years	rr_AverageAnnualReturnYear05	10.14%
10 years or lifetime	rr_AverageAnnualReturnYear10	0.04%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[8]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.33%
1 year	rr_ExpenseExampleYear01	$ 703
3 years	rr_ExpenseExampleYear03	1,012
5 years	rr_ExpenseExampleYear05	1,343
10 years	rr_ExpenseExampleYear10	$ 2,278
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2011	rr_AnnualReturn2011	10.09%
2012	rr_AnnualReturn2012	16.41%
2013	rr_AnnualReturn2013	1.70%
2014	rr_AnnualReturn2014	28.87%
2015	rr_AnnualReturn2015	3.18%
2016	rr_AnnualReturn2016	5.29%
2017	rr_AnnualReturn2017	0.99%
2018	rr_AnnualReturn2018	(7.78%)
2019	rr_AnnualReturn2019	30.42%
2020	rr_AnnualReturn2020	0.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.27%)
1 year	rr_AverageAnnualReturnYear01	(4.92%)
5 years	rr_AverageAnnualReturnYear05	3.99%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.74%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(5.31%)
5 years	rr_AverageAnnualReturnYear05	2.07%
10 years or lifetime	rr_AverageAnnualReturnYear10	5.89%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	(2.74%)	[11]
5 years	rr_AverageAnnualReturnYear05	2.58%	[11]
10 years or lifetime	rr_AverageAnnualReturnYear10	5.68%	[11]
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.08%
1 year	rr_ExpenseExampleYear01	$ 311
3 years	rr_ExpenseExampleYear03	693
5 years	rr_ExpenseExampleYear05	1,202
10 years	rr_ExpenseExampleYear10	2,600
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	693
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,202
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,600
1 year	rr_AverageAnnualReturnYear01	(0.85%)
5 years	rr_AverageAnnualReturnYear05	4.44%
10 years or lifetime	rr_AverageAnnualReturnYear10	7.57%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[8]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.53%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.58%
1 year	rr_ExpenseExampleYear01	$ 161
3 years	rr_ExpenseExampleYear03	541
5 years	rr_ExpenseExampleYear05	946
10 years	rr_ExpenseExampleYear10	$ 2,078
1 year	rr_AverageAnnualReturnYear01	0.72%
5 years	rr_AverageAnnualReturnYear05	4.99%
10 years or lifetime	rr_AverageAnnualReturnYear10	8.12%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[8]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	$ 110
3 years	rr_ExpenseExampleYear03	386
5 years	rr_ExpenseExampleYear05	683
10 years	rr_ExpenseExampleYear10	$ 1,528
1 year	rr_AverageAnnualReturnYear01	1.18%
5 years	rr_AverageAnnualReturnYear05	5.49%
10 years or lifetime	rr_AverageAnnualReturnYear10	8.65%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[8]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	361
5 years	rr_ExpenseExampleYear05	640
10 years	rr_ExpenseExampleYear10	$ 1,437
1 year	rr_AverageAnnualReturnYear01	1.27%
Lifetime	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016

[1]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.70% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[2]	The purchase reimbursement fees and redemption reimbursement fees are paid to the Portfolio. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. In lieu of the reimbursement fees, investors in Macquarie Emerging Markets Portfolio may be permitted to utilize alternative purchase and redemption methods designed to accomplish the same economic effect as the reimbursement fees.
[3]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.26% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[4]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[5]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.59% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[6]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.45% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[7]	The Global Listed Real Assets Blended Benchmark is computed using a combination of 20% S&P Global Natural Resources Index NR; 20% FTSE EPRA Nareit Developed Index NR; 20% S&P Global Infrastructure Index NR; and 40% Bloomberg Barclays Global Inflation-Linked Total Return Index Hedged USD.
[8]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[9]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”
[10]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund’s average daily net assets for all share classes other than Class R6, and 1.00% of the Fund's Class R6 shares' average daily net assets, from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	After-tax returns in the table above are calculated using the historical highest individual US federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirements accounts (IRAs). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.